Employee benefits - Effect of French pension reform (Details) - French part-time for seniors plans € in Millions	12 Months Ended
Dec. 31, 2023 EUR (€)
Disclosure of defined benefit plans [line items]
Additional provision	€ (241)
Reversal of provision	€ 22